Cost Savings Initiatives Expenses by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ (1)	$ 108	$ 141
Implementation costs	12	142	131
Spin-Off transition costs	4	32	31
Other cost savings initiatives expenses	92	8	0
Total cost savings initiatives expenses	107	290	303
Cheese
Restructuring Cost and Reserve [Line Items]
Restructuring costs	1	26	26
Implementation costs	6	62	72
Spin-Off transition costs	0	0	0
Other cost savings initiatives expenses	12	0	0
Total cost savings initiatives expenses	19	88	98
Beverages & Snack Nuts
Restructuring Cost and Reserve [Line Items]
Restructuring costs	(2)	24	52
Implementation costs	1	27	22
Spin-Off transition costs	0	0	0
Other cost savings initiatives expenses	6	0	0
Total cost savings initiatives expenses	5	51	74
Refrigerated Meals
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	18	19
Implementation costs	2	17	11
Spin-Off transition costs	0	0	0
Other cost savings initiatives expenses	29	0	0
Total cost savings initiatives expenses	31	35	30
Meal Solutions
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	21	24
Implementation costs	2	19	14
Spin-Off transition costs	0	0	0
Other cost savings initiatives expenses	39	0	0
Total cost savings initiatives expenses	41	40	38
International
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	10	9
Implementation costs	1	7	5
Spin-Off transition costs	0	0	0
Other cost savings initiatives expenses	2	0	0
Total cost savings initiatives expenses	3	17	14
Other Businesses
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	9	11
Implementation costs	0	10	7
Spin-Off transition costs	0	0	0
Other cost savings initiatives expenses	3	0	0
Total cost savings initiatives expenses	3	19	18
Corporate expenses
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	0
Implementation costs	0	0	0
Spin-Off transition costs	4	32	31
Other cost savings initiatives expenses	1	8	0
Total cost savings initiatives expenses	$ 5	$ 40	$ 31